Derivative Instruments and Hedging Activity (Details 4) (Commodity derivative contracts, USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2013 bbl	Oct. 02, 2013
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value		$ 41,646
Oil | Swaps | Remainder of 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	1,566
Fair value		5
Oil | Swaps | 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	8,268
Fair value		33
Oil | Swaps | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	5,532
Fair value		(14)
Oil | Swaps | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	2,900
Fair value		(24)
Oil | Call Options
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value		5,859
Oil | Call Options | 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	105,624
Fair Value per MMBtu or Barrel	5.31
Fair value		561
Oil | Call Options | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	113,952
Fair Value per MMBtu or Barrel	10.91
Fair value		1,244
Oil | Call Options | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	131,796
Fair Value per MMBtu or Barrel	11.75
Fair value		1,549
Oil | Call Options | 2017
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	119,868
Fair Value per MMBtu or Barrel	12.23
Fair value		1,467
Oil | Call Options | 2018
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Bbls)	79,452
Fair Value per MMBtu or Barrel	13.07
Fair value		1,038
Natural gas | Call Options
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair value		35,787
Natural gas | Call Options | 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Mmbtus)	9,733,000
Volume (In Bbls)	9,733,236
Fair Value per MMBtu or Barrel	0.35
Fair value		3,432
Natural gas | Call Options | 2015
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Mmbtus)	10,696,000
Volume (In Bbls)	10,696,392
Fair Value per MMBtu or Barrel	0.61
Fair value		6,541
Natural gas | Call Options | 2016
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Mmbtus)	11,057,000
Volume (In Bbls)	11,056,752
Fair Value per MMBtu or Barrel	0.71
Fair value		7,805
Natural gas | Call Options | 2017
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Mmbtus)	11,185,000
Volume (In Bbls)	11,184,600
Fair Value per MMBtu or Barrel	0.84
Fair value		9,422
Natural gas | Call Options | 2018
Additional Disclosures about Derivative Instruments and Hedging Activities
Volume (In Mmbtus)	8,252,000
Volume (In Bbls)	8,252,340
Fair Value per MMBtu or Barrel	1.04
Fair value		$ 8,588